Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Maximum Exposure to Credit Risk before Collateral Held or Other Credit Enhancements
The following table shows the maximum exposure to credit risk before taking into account any collateral held or other credit enhancements at March 31, 2026 and 2025.

	At March 31,
	2026	2025

	(In millions)
Credit risk exposures relating to assets on the consolidated statements of financial position:
Deposits with banks	¥73,623,887	¥75,754,246
Call loans and bills bought	7,885,057	5,200,789
Reverse repurchase agreements and cash collateral on securities borrowed	25,468,742	22,076,009
Trading assets	6,476,194	5,511,465
Derivative financial instruments	10,093,100	8,313,016
Financial assets at fair value through profit or loss	2,620,759	2,820,665
Investment securities:
Debt instruments at amortized cost	4,763,716	366,997
Debt instruments at FVOCI	23,268,702	28,008,280
Loans and advances	130,516,241	125,190,819
Other financial assets	11,876,173	7,061,639
Credit risk exposures relating to off-balance sheet items (1) :
Loan commitments	100,314,339	91,810,227
Financial guarantees and other credit-related contingent liabilities	17,033,173	15,139,799

Total	¥413,940,083	¥387,253,951

(1)	The off-balance sheet items represent the nominal amounts of undrawn loan commitments, financial guarantees and other credit-related contingent liabilities.

Financial Effect of Collateral and Other Credit Enhancements on Loans and Advances for Borrowers Requiring Caution and Impaired Loans and Advances
The following table shows the financial effect of collateral and other credit enhancements on impaired loans and advances at March 31, 2026 and 2025. The maximum collateral amounts included in the disclosure are limited to the carrying value of loans and advances where the credit exposure is over-collateralized.

	At March 31,
	2026	2025

	(In millions)
Impaired loans and advances	¥1,583,138	¥1,290,812
Financial effect of collateral and other credit enhancements	518,563	333,383

Loans and Advances by Geographical Sector
An analysis of concentrations of credit risk from loans and advances by geographical sector and industry sector at March 31, 2026 and 2025 is shown below. The concentration by geographical sector is measured based on the domicile of the borrower.
Geographical sector

	At March 31,
	2026	2025
	(In millions)

Domestic	¥77,971,747	¥73,240,162
Foreign:
Americas	21,886,240	21,777,691
Europe	11,595,933	10,920,043
Asia	13,565,007	13,432,099
Others	7,337,296	7,454,279

Total foreign	54,384,476	53,584,112

Gross loans and advances	132,356,223	126,824,274
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(603,143)	(530,933)
Less: Allowance for loan losses	(1,236,839)	(1,102,522)

Carrying amount	¥130,516,241	¥125,190,819

Loans and Advances by Industry Sector
Industry sector

	At March 31,
	2026	2025

	(In millions)
Domestic:
Manufacturing	¥13,931,412	¥12,299,303
Agriculture, forestry, fisheries and mining	311,089	254,820
Construction	1,271,543	1,118,001
Transportation, communications and public enterprises	7,182,198	6,795,140
Wholesale and retail	7,315,429	6,413,857
Finance and insurance	4,149,868	3,962,719
Real estate and goods rental and leasing	19,246,697	18,144,037
Services	5,618,473	5,277,710
Municipalities	1,002,243	583,750
Lease financing	16,878	21,154
Consumer (1)	17,214,182	16,806,507
Others	711,735	1,563,164

Total domestic	77,971,747	73,240,162

Foreign:
Public sector	940,526	664,085
Financial institutions	12,694,870	12,415,685
Commerce and industry	31,880,801	32,682,288
Lease financing	257,665	300,322
Others	8,610,614	7,521,732

Total foreign	54,384,476	53,584,112

Gross loans and advances	132,356,223	126,824,274
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(603,143)	(530,933)
Less: Allowance for loan losses	(1,236,839)	(1,102,522)

Carrying amount	¥130,516,241	¥125,190,819

(1)	The balance in Consumer mainly consists of housing loans. The housing loan balances amounted to ¥10,857,602 million and ¥11,120,139 million at March 31, 2026 and 2025, respectively.

Disaggregation of Structured Finance Loans and Advances
The following tables show a disaggregation of the structured finance loans and advances balances, where the repayment source is limited to the cash flows generated by a particular business or asset, and the balances of secured or unsecured consumer loans at March 31, 2026 and 2025. These loans and advances are included in the preceding tables.
Structured finance:

	At March 31,
	2026	2025

	(In millions)
Real estate finance	¥7,073,251	¥6,235,358
Project finance	7,627,299	7,028,222
Other structured finance	513,656	532,616

Total structured finance	¥15,214,206	¥13,796,196

Secured and Unsecured Consumer Loans
Consumer:

	At March 31,
	2026	2025

	(In millions)
Secured loans (1)	¥11,567,151	¥11,598,044
Unsecured loans	5,647,031	5,208,463

Total consumer	¥17,214,182	¥16,806,507

(1)	The secured loans and advances mainly represent housing loans. The housing loan balances amounted to ¥10,857,602 million and ¥11,120,139 million at March 31, 2026 and 2025, respectively.

Summary of Loans and Advances at Amortized Cost
The following tables set forth information about the gross carrying amount of financial assets and the exposure to credit risk on loan commitments and financial guarantee contracts by stage allocation and internal rating grades of SMBC. Refer to Note 2 “Summary of Material Accounting Policies” for information on stage allocation. Also refer to Note 47 “Financial Risk Management” for information on obligor grading system of SMBC.

	At March 31, 2026
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit- impaired	Total

	(In millions)
Loans and advances at amortized cost:
Normal
J1-6	¥58,797,982	¥235,237	¥—	¥59,033,219
G1-6	42,397,402	804,699	—	43,202,101
Japanese government and local municipal corporations	1,890,955	—	—	1,890,955
Other (1)	25,236,402	79,329	—	25,315,731
Requiring caution
J7	—	514,318	—	514,318
G7	—	584,109	—	584,109
Other (1)	—	232,652	—	232,652
Impaired (2)	—	—	1,583,138	1,583,138

Gross loans and advances	128,322,741	2,450,344	1,583,138	132,356,223
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(603,143)
Less: Allowance for loan losses	(295,235)	(194,947)	(746,657)	(1,236,839)

Carrying amount				¥130,516,241

(1)	The balance of “Other” includes housing loans, which amounted to ¥10,799,128 million and ¥12,719 million for the borrower category of Normal and Requiring Caution, respectively.
(2)	“Impaired” refers to loans and advances to borrowers with obligor grades not higher than 7R.

	At March 31, 2025
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost:
Normal
J1-6	¥53,549,667	¥188,938	¥—	¥53,738,605
G1-6	41,787,148	987,678	—	42,774,826
Japanese government and local municipal corporations	2,341,701	—	—	2,341,701
Other (1)	24,805,495	73,524	—	24,879,019
Requiring caution
J7	—	708,530	—	708,530
G7	—	841,851	—	841,851
Other (1)	—	248,930	—	248,930
Impaired (2)	—	—	1,290,812	1,290,812

Gross loans and advances	122,484,011	3,049,451	1,290,812	126,824,274
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net				(530,933)
Less: Allowance for loan losses	(295,352)	(251,680)	(555,490)	(1,102,522)

Carrying amount				¥125,190,819

(1)	The balance of “Other” includes housing loans, which amounted to ¥11,052,547 million and ¥14,461 million for the borrower category of Normal and Requiring Caution, respectively.
(2)	“Impaired” refers to loans and advances to borrowers with obligor grades not higher than 7R.
Modified loans and advances that were subject to lifetime ECL measurement amounted to ¥156,245 million and ¥309,531 million for the fiscal years ended March 31, 2026 and 2025, respectively. The net modification gain or loss is not material.

	At March 31, 2026
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loan commitments and financial guarantees (1) :
Gross carrying amount	¥56,582,932	¥746,332	¥140,713	¥57,469,977
Allowance for off-balance sheet items	59,058	31,234	20,887	111,179

	At March 31, 2025
	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loan commitments and financial guarantees (1) :
Gross carrying amount	¥51,258,693	¥998,202	¥81,588	¥52,338,483
Allowance for off-balance sheet items	52,716	53,736	10,990	117,442

(1)	Loan commitments are the undrawn components of loan commitments on which ECL can be separately identified from those on the drawn components.
Movements in ECL allowance
The following tables show reconciliations from the opening balance to the closing balance of the ECL allowance by class of financial instrument.

	12-month ECL	Lifetime ECL not credit- impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loans and advances at amortized cost (1) :
Balance at April 1, 2024	¥196,325	¥257,542	¥525,133	¥979,000
Transfer to 12-month ECL	5,589	(4,573)	(1,016)	—
Transfer to lifetime ECL not credit-impaired	(10,433)	14,413	(3,980)	—
Transfer to lifetime ECL credit-impaired	(6,899)	(30,491)	37,390	—

Net transfers between stages	(11,743)	(20,651)	32,394	—
Provision for loan losses	109,536	17,264	251,991	378,791

Charge-offs	—	—	264,684	264,684
Recoveries	—	—	18,553	18,553

Net charge-offs	—	—	246,131	246,131
Others (2)	1,234	(2,475)	(7,897)	(9,138)

Balance at March 31, 2025	295,352	251,680	555,490	1,102,522

Transfer to 12-month ECL	8,118	(7,211)	(907)	—
Transfer to lifetime ECL not credit-impaired	(10,070)	11,152	(1,082)	—
Transfer to lifetime ECL credit-impaired	(15,244)	(20,867)	36,111	—

Net transfers between stages	(17,196)	(16,926)	34,122	—
Provision (Credit) for loan losses	45,154	(47,170)	386,166	384,150

Charge-offs	—	—	274,513	274,513
Recoveries	—	—	22,014	22,014

Net charge-offs	—	—	252,499	252,499
Others (3)	(28,075)	7,363	23,378	2,666

Balance at March 31, 2026	¥295,235	¥194,947	¥746,657	¥1,236,839

(1)
“Loans and advances at amortized cost” includes allowance for undrawn components of loan commitments issued to retail customers which cannot be separately identified from that for the drawn components.

(2)	Others mainly include foreign exchange translations.
(3)
Others mainly include the exclusion of the allowance for loans and advances of SMBC MANUBANK, which were reclassified as assets held for sale, and foreign exchange transactions during the fiscal year ended March 31, 2026.

For additional information, refer to Note 3 “Critical Accounting Estimates and Judgments.”

	12-month ECL	Lifetime ECL not credit-impaired	Lifetime ECL credit-impaired	Total

	(In millions)
Loan commitments and financial guarantees (1) :
Balance at April 1, 2024	¥33,480	¥43,751	¥6,300	¥83,531
Net transfers between stages	763	(899)	136	—
Provision for off-balance sheet items	16,941	10,467	4,784	32,192
Others	1,532	417	(230)	1,719

Balance at March 31, 2025	52,716	53,736	10,990	117,442

Net transfers between stages	55	(632)	577	—
Provision (Credit) for off-balance sheet items	7,807	(21,930)	8,999	(5,124)
Others	(1,520)	60	321	(1,139)

Balance at March 31, 2026	¥59,058	¥31,234	¥20,887	¥111,179

(1)	ECL allowance for loan commitments is that for the undrawn components of loan commitments, which can be separately identified from that for the drawn components.

Trading Assets and Investment Securities Based on External Rating System
Trading assets, financial assets at fair value through profit or loss and investment securities
The following tables show an analysis of trading assets, financial assets at fair value through profit or loss and debt instruments at amortized cost and at fair value through other comprehensive income based on the external rating system at March 31, 2026 and 2025, excluding instruments with equity features. Collateral is generally not obtained directly from the issuers.

	At March 31, 2026
	Trading assets (1)	Financial assets at fair value through profit or loss (1)	Debt instruments at amortized cost (1)(2)	Debt instruments at fair value through other comprehensive income (1)(2)

	(In millions)
AAA	¥79,171	¥—	¥69,872	¥3,312,698
AA- to AA+	5,237,512	25,440	4,599,948	17,582,729
A- to A+	531,789	4,515	—	1,428,237
Lower than A-	486,384	63,751	83,011	1,316,287
Unrated	41,955	24,650	10,885	231,510

Total	¥6,376,811	¥118,356	¥4,763,716	¥23,871,461

	At March 31, 2025
	Trading assets (1)	Financial assets at fair value through profit or loss (1)	Debt instruments at amortized cost (1)(2)	Debt instruments at fair value through other comprehensive income (1)(2)

	(In millions)
AAA	¥83,484	¥—	¥—	¥2,759,838
AA- to AA+	4,473,308	26,006	288,291	23,489,895
A- to A+	369,924	11,871	—	1,075,246
Lower than A-	451,490	142,241	66,895	1,115,603
Unrated	67,712	12,657	11,811	205,583

Total	¥5,445,918	¥192,775	¥366,997	¥28,646,165

(1)
The amounts represent fair value for trading assets and financial assets at fair value through profit or loss, whereas they represent the gross carrying amount for debt instruments at amortized cost and at fair value through other comprehensive income.

(2)	There were no debt instruments at amortized cost or debt instruments at fair value through other comprehensive income subject to lifetime ECL at March 31, 2026 and 2025.

VaR by Risk Category
The following tables show the Group’s VaR by risk category and these figures are prepared based on the internal reporting provided to management. The Group’s material market risk exposure categories consist of interest rate risk, foreign exchange risk, equities and commodities risk and others. The section headed “VaR for Trading Activity” shows VaR for instruments entered into for trading purposes and the VaR model for the trading book includes principal consolidated subsidiaries. The section headed “VaR for
Non-Trading
Activity” shows VaR for instruments entered into for purposes other than trading purposes. “Equity Holding Investment” in the “VaR for
Non-Trading
Activity” section is a portfolio that consists principally of publicly traded Japanese equities. This portfolio, like that of other financial institutions in Japan, has historically included shares of the Group’s customers.

(a)	VaR for Trading Activity

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1) (2)
	(In billions)
For the fiscal year ended March 31, 2026:
SMBC Consolidated
Maximum	¥12.3	¥8.5	¥2.5	¥2.4	¥7.7
Minimum	5.4	4.2	0.2	0.8	4.3
Daily average	9.5	6.5	0.6	1.4	5.7
At March 31, 2026	10.0	7.3	0.3	1.4	4.7
SMFG Consolidated
Maximum	¥13.5	¥9.5	¥6.1	¥2.4	¥12.2
Minimum	6.5	5.2	1.1	0.8	7.6
Daily average	10.8	7.5	1.9	1.4	9.0
At March 31, 2026	11.3	8.2	1.3	1.4	7.9

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)
	(In billions)
For the fiscal year ended March 31, 2025:
SMBC Consolidated
Maximum	¥7.2	¥6.7	¥2.4	¥21.5	¥26.9
Minimum	4.4	3.2	0.1	12.4	17.8
Daily average	6.0	5.1	0.7	17.0	22.6
At March 31, 2025	5.7	5.4	0.2	19.1	23.9
SMFG Consolidated
Maximum	¥24.1	¥8.4	¥22.3	¥21.5	¥61.8
Minimum	17.8	4.5	2.9	12.4	38.4
Daily average	19.5	6.5	5.7	17.0	42.1
At March 31, 2025	18.3	7.1	3.0	19.1	40.8

(1)	Total for “Maximum,” “Minimum,” and “Daily average” represents the maximum, minimum and daily average of the total of the trading book.
(2)	As a result of an improvement of the methodology, the reported VaR figures are not directly comparable with those of prior periods.

(b)	VaR for Non-Trading Activity

(i)	Banking

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1) (2)
	(In billions)
For the fiscal year ended March 31, 2026:
SMBC Consolidated
Maximum	¥104.7	¥4.1	¥34.6	¥0.0	¥124.6
Minimum	61.6	0.0	19.0	0.0	59.1
Daily average	87.1	0.2	25.8	0.0	93.0
At March 31, 2026	81.3	0.1	24.3	0.0	87.7
SMFG Consolidated
Maximum	¥106.1	¥4.1	¥34.6	¥0.0	¥126.1
Minimum	62.7	0.0	19.0	0.0	60.2
Daily average	88.4	0.2	25.8	0.0	94.3
At March 31, 2026	82.9	0.1	24.3	0.0	89.3

	Interest rate risk	Foreign exchange risk	Equities and commodities risk	Others	Total (1)
	(In billions)
For the fiscal year ended March 31, 2025:
SMBC Consolidated
Maximum	¥80.6	¥0.2	¥35.6	¥0.0	¥94.7
Minimum	56.4	0.0	12.6	0.0	58.2
Daily average	66.9	0.0	28.0	0.0	73.7
At March 31, 2025	61.3	0.1	32.6	0.0	62.5
SMFG Consolidated
Maximum	¥82.1	¥0.2	¥35.6	¥0.0	¥96.3
Minimum	57.6	0.0	12.6	0.0	59.5
Daily average	68.2	0.0	28.0	0.0	75.0
At March 31, 2025	62.5	0.1	32.6	0.0	63.6

(1)	Total for “Maximum,” “Minimum,” and “Daily average” represents the maximum, minimum and daily average of the total of the banking book.
(2)	As a result of an improvement of the methodology, the reported VaR figures are not directly comparable with those of prior periods.

(ii)	Equity Holding Investment

Equities risk
(In billions)
For the fiscal year ended March 31, 2026:
SMBC Consolidated
Maximum	¥1,272.5
Minimum	832.8
Daily average	1,105.8
At March 31, 2026	1,012.6
SMFG Consolidated
Maximum	¥1,621.0
Minimum	1,147.9
Daily average	1,455.4
At March 31, 2026	1,337.5

Equities risk
(In billions)
For the fiscal year ended March 31, 2025:
SMBC Consolidated
Maximum	¥1,258.2
Minimum	937.3
Daily average	1,134.5
At March 31, 2025	960.3
SMFG Consolidated
Maximum	¥1,576.8
Minimum	1,233.7
Daily average	1,456.7
At March 31, 2025	1,323.4

Maturity Analysis of Contractual Undiscounted Cash Flows for Financial Liabilities
Maturity analysis of financial liabilities at March 31, 2026 and 2025
The following tables show a maturity analysis of the contractual undiscounted cash flows for financial liabilities at March 31, 2026 and 2025. The amount of interest on debt instruments is not included in the maturity tables below due to its insignificance.

	At March 31, 2026
	On demand	Not later than three months	Later than three months and not later than one year	Later than one year and not later than three years	Later than three years and not later than five years	Later than five years	Total
	(In millions)
Non-derivative financial instruments:
Deposits	¥122,293,981	¥52,209,492	¥22,416,618	¥2,799,727	¥1,100,716	¥1,151,351	¥201,971,885
Call money and bills sold	—	3,629,571	27,166	—	—	—	3,656,737
Repurchase agreements and cash collateral on securities lent	278,146	23,472,367	426,043	—	—	—	24,176,556
Trading liabilities	4,130,591	—	—	—	—	—	4,130,591
Financial liabilities designated at fair value through profit or loss	—	19,391	59,459	91,540	108,011	456,090	734,491
Borrowings	280,644	1,203,233	3,356,156	3,446,820	606,363	1,310,165	10,203,381
Debt securities in issue	—	3,661,830	2,708,049	2,726,254	3,733,556	4,101,011	16,930,700
Lease payable	—	19,250	60,970	114,229	69,869	137,378	401,696
Other financial liabilities	3,193,664	13,212,768	8,836	—	146	9,606	16,425,020
Off balance sheet items:
Loan commitments	100,314,339	—	—	—	—	—	100,314,339
Financial guarantees and other credit-related contingent liabilities	17,033,173	—	—	—	—	—	17,033,173
Total non-derivative financial instruments	¥247,524,538	¥97,427,902	¥29,063,297	¥9,178,570	¥5,618,661	¥7,165,601	¥395,978,569

Derivative financial instruments	¥11,090,691	¥—	¥17,698	¥51,341	¥142,860	¥169,854	¥11,472,444

	At March 31, 2025
	On demand	Not later than three months	Later than three months and not later than one year	Later than one year and not later than three years	Later than three years and not later than five years	Later than five years	Total
	(In millions)
Non-derivative financial instruments:
Deposits	¥121,012,519	¥46,594,286	¥17,173,432	¥3,157,803	¥1,006,617	¥1,098,943	¥190,043,600
Call money and bills sold	—	4,346,342	31,935	—	—	—	4,378,277
Repurchase agreements and cash collateral on securities lent	155,438	27,456,024	179,639	—	—	—	27,791,101
Trading liabilities	4,838,439	—	—	—	—	—	4,838,439
Financial liabilities designated at fair value through profit or loss	—	3,100	41,121	101,704	79,461	418,224	643,610
Borrowings	301,721	1,102,473	3,184,919	5,090,260	530,156	2,115,212	12,324,741
Debt securities in issue	—	2,858,867	2,381,446	3,342,775	2,675,596	3,503,247	14,761,931
Lease payable	—	19,100	62,448	115,293	71,831	157,415	426,087
Other financial liabilities	2,961,970	7,369,431	4,762	—	146	10,625	10,346,934
Off balance sheet items:
Loan commitments	91,810,227	—	—	—	—	—	91,810,227
Financial guarantees and other credit-related contingent liabilities	15,139,799	—	—	—	—	—	15,139,799

Total non-derivative financial instruments	¥236,220,113	¥89,749,623	¥23,059,702	¥11,807,835	¥4,363,807	¥7,303,666	¥372,504,746

Derivative financial instruments	¥8,882,734	¥—	¥20,073	¥75,619	¥122,772	¥202,060	¥9,303,258

Notes:
1.
Embedded derivatives which are separately accounted for, but presented together with the host contract in the consolidated statements of financial position are not included in the tables above as they relate to the interest cash flows of the host contract, which are also not included in the tables above.

2.	Derivative financial instruments are recorded at fair value. Except for items designated as hedging instruments for fair value hedge, they are included in the column “On demand.”

Balance of Loans and Advances and Deposits
The following table presents the balance of loans and advances, and deposits at March 31, 2026 and 2025. The balance of deposits at March 31, 2026 and 2025 exceeded the balance of loans and advances at the same time due to the stable deposit base in Japan.

	At March 31,
	2026	2025
	(In millions)
Loans and advances	¥130,516,241	¥125,190,819
Deposits	201,930,427	190,022,742

Deposits by Domestic and Foreign Offices
The following table presents a breakdown of deposits by domestic and foreign offices. Domestic inter-bank money is classified as “Call money and bills sold” and not included in “Deposits” in the consolidated statements of financial position. Domestic deposits are mainly composed of corporate and individual customer deposits.

	At March 31,
	2026	2025
	(In millions)
Domestic offices:
Non-interest-bearing demand deposits	¥28,069,136	¥29,902,509
Interest-bearing demand deposits	75,696,259	74,165,956
Deposits at notice	598,846	593,258
Time deposits	25,381,678	21,825,843
Negotiable certificates of deposit	2,985,452	4,264,295
Others	11,292,205	10,222,280

Total domestic offices	144,023,576	140,974,141

Foreign offices:
Non-interest-bearing demand deposits	3,337,095	3,032,855
Interest-bearing demand deposits	7,904,003	6,204,646
Deposits at notice	16,981,820	14,062,549
Time deposits	16,761,066	12,656,739
Negotiable certificates of deposit	12,681,680	12,911,097
Others	241,187	180,715

Total foreign offices	57,906,851	49,048,601

Total deposits	¥201,930,427	¥190,022,742

Regulatory Capital Requirements
The table below presents the Group’s total capital ratio, total capital and risk-weighted assets under Japanese GAAP at March 31, 2026 and 2025 based on the Basel III rules.

	At March 31,
	2026	2025
	(In billions, except percentages)
SMFG Consolidated:
Total risk-weighted capital ratio	15.69%	15.18%
Tier 1 risk-weighted capital ratio	14.49%	14.23%
Common Equity Tier 1 risk-weighted capital ratio	12.41%	12.44%
Total capital (Common Equity Tier 1 capital + Additional Tier 1 capital + Tier 2 capital)	¥15,865.9	¥14,144.1
Tier 1 capital (Common Equity Tier 1 capital + Additional Tier 1 capital)	14,655.9	13,258.8
Common Equity Tier 1 capital	12,544.0	11,585.1
Risk-weighted assets	101,078.2	93,117.1
The amount of minimum total capital requirements (1)	8,086.3	7,449.4

(1)	The amount of minimum total capital requirements is calculated by multiplying risk-weighted assets by 8%.